Expenses (Details Narrative) - USD ($)		12 Months Ended
	Feb. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Legal services	$ 1,621,226	$ 1,626,752	$ 8,539	$ 45,194
Net loss on financial instruments measured at fair value through profit or loss		941,199
Other financial assets		46,773
Depreciation		155,948	83,145	148,313
Depreciation of property, plant and equipment		119,118	47,676	147,109
Depreciation of right-of-use assets		36,830
Impairment losses on financial assets		734,011
Net foreign exchange loss		1,350,475	24,586	4,225
Rent		422,683	$ 248,800
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		158,417
VIS International Sub-Group [member]
IfrsStatementLineItems [Line Items]
Impairment losses on financial assets		575,594
Braiin LLC SAFE Notes [member]
IfrsStatementLineItems [Line Items]
Loss on conversion of debt		$ 987,972